OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Accounts Receivables Abstract
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 8: -	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2023	2022

Government authorities	$226	$284
Grant receivables	88	63
Patent cost reimbursement	-	6
Prepaid expenses	909	995
Restricted cash	-	32
Suppliers advances	1,617	-
Other	133	102

	$2,973	$1,482